Receivables and Other Current Assets - Billed and Unbilled Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	€ 10,969	€ 10,666
Allowance account for credit losses of financial assets	(2,798)	(2,657)
Trade receivables pending billing
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	2,680	2,682
Allowance account for credit losses of financial assets	(19)	(25)
Amount not overdue invoiced
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	3,978	3,508
Allowance account for credit losses of financial assets	(242)	(195)
Less than 90 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	1,299	1,532
Allowance account for credit losses of financial assets	(195)	(164)
Between 90 and 180 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	504	519
Allowance account for credit losses of financial assets	(201)	(168)
Between 180 and 360 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	602	364
Allowance account for credit losses of financial assets	(440)	(212)
More than 360 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	1,906	2,061
Allowance account for credit losses of financial assets	€ (1,701)	€ (1,893)